Other Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2017
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Other Financial Assets and Liabilities
7.	Other Financial Assets and Liabilities

Details of other financial assets and liabilities as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016		2017
Other financial assets
Financial assets at fair value through profit or loss	￦	6,277	￦	5,813
Derivatives used for hedge		227,318		7,389
Financial instruments[1]		716,769		1,333,317
Available-for-sale financial assets[1]		404,774		380,953
Held-to-maturity investments		30,143		151
Less: Non-current		(664,726)		(754,992)

Current	￦	720,555)	￦	972,631)

Other financial liabilities
Financial liabilities at fair value through the profit or loss	￦	1,973	￦	5,051
Derivatives used for hedge		14,928		93,770
Other financial liabilities		91,763		87,669
Less: Non-current		(108,431)		(149,267)

Current	￦	233	￦	37,223

1	As of December 31, 2017, MMW(Money Market Wrap) and MMT(Money Market Trust) amounting to ￦870,453 million is included in other financial assets. As of December 31, 2017, the Group’s financial instruments amounting to ￦59,660 million (December 31, 2016: ￦49,721 million), which consist of certain proceeds from the disposal of Ustream Inc. deposited in an escrow account, checking account deposits and deposits for Win-win Growth Cooperative loans, are subject to withdrawal restrictions.

Financial instruments at fair value through profit or loss as of December 31, 2016 and 2017, are as follows:

	2016				2017
(In millions of Korean won)	Assets		Liabilities		Assets		Liabilities
Financial instruments at fair value through profit and loss	￦	6,277	￦	—	￦	5,813	￦	—
Other derivatives liabilities	￦	—	￦	1,973	￦	—	￦	5,051

The valuation gains and losses on financial assets and liabilities at fair value through profit or loss and held for trading for the years ended December 31, 2015, 2016 and 2017, are as follows:

Financial instruments at fair value through profit or loss

	2015				2016				2017
(in millions of Korean won)	Valuation gains		Valuation losses		Valuation gains		Valuation losses		Valuation gains		Valuation losses
Valuation gains and losses on financial assets	￦	—	￦	—	￦	470	￦	7,654	￦	—	￦	464

Total	￦	—	￦	—	￦	470	￦	7,654	￦	—	￦	464

Held for trading

	2015				2016				2017
(in millions of Korean won)	Valuation gains		Valuation losses		Valuation gains		Valuation losses		Valuation gains		Valuation losses
Valuation gains and losses on financial assets	￦	—	￦	2,006	￦	33	￦	—	￦	—	￦	3,078

Total	￦	—	￦	2,006	￦	33	￦	—	￦	—	￦	3,078

The maximum exposure of debt securities of financial instruments at fair value through profit or loss to credit risk is carrying amount as of December 31, 2017.

Derivatives used for hedge as of December 31, 2016 and 2017, are as follows:

	2016				2017
(in millions of Korean won)	Assets		Liabilities		Assets		Liabilities
Interest rate swap[1]	￦	—	￦	3,278	￦	—	￦	2,633
Currency swap[2]		214,648		11,650		7,389		81,300
Currency forwards[3]		12,670		—		—		9,837

Total		227,318		14,928		7,389		93,770
Less: non-current		(97,220)		(14,695)		(4,675)		(56,547)

Current	￦	130,098	￦	233	￦	2,714	￦	37,223

1	The interest rate swap contract is to hedge the risk of variability in future fair value of the bond.
2	The currency swap contract is to hedge the risk of variability in cash flow from the bond. In applying the cash flow hedge accounting, the Group hedges its exposures to cash flow fluctuation until September 7, 2034.
3	The currency forward contract is to hedge the risk of variability in cash flow from transactions in foreign currencies due to changes in foreign exchange rate.

The full value of a hedging derivative is classified as a non-current asset or liability if the remaining maturity of the hedged item is more than 12 months and, as a current asset or liability, if the maturity of the hedged item is less than 12 months.

The valuation gains and losses on the derivatives contracts for the years ended December 31, 2015, 2016 and 2017, are as follows:

(in millions of Korean won)	2015						2016						2017
Type of Transaction	Valuation gain		Valuation loss		Other comprehensive income[1]		Valuation gain		Valuation loss		Other comprehensive income[1]		Valuation gain		Valuation loss		Other comprehensive income[1]
Interest rate swap	￦	—	￦	—	￦	(2,858)	￦	—	￦	148	￦	(142)	￦	38	￦	—	￦	637
Currency swap		141,512		1,733		150,255		97,158		(10)		85,479		19		187,468		(146,752)
Currency forwards		—		—		247		12,278		—		146		—		22,114		(393)

Total	￦	141,512	￦	1,733	￦	147,644	￦	109,436	￦	138	￦	85,483	￦	57	￦	209,582	￦	(146,508)

1	The amounts before adjustments of deferred income tax directly reflected in equity and allocation to the non-controlling interest.

The ineffective portion recognized in profit or loss on the cash flow hedge is valuation gain of ￦1,961 million for the current period (2015: valuation income of ￦2,663 million, 2016: valuation gain of ￦1,637 million).

Details of available-for-sale financial assets as of December 31, 2016, and 2017 are as follows:

(In millions of Korean won)	2016		2017
Marketable equity securities	￦	5,387	￦	6,859
Non-marketable equity securities		372,703		364,195
Debt securities		26,684		9,899

Total		404,774		380,953
Less: non-current		(384,798)		(379,488)

Current	￦	19,976	￦	1,465

Changes of available-for-sale financial assets for the years ended December 31, 2016, and 2017 are as follows:

(In millions of Korean won)	2016		2017
Beginning	￦	360,037	￦	404,774
Acquisition		44,302		89,027
Disposal		(18,161)		(129,682)
Valuation[1]		14,413		67,593
Impairment		(966)		(6,137)
Reclassification		5,149		(44,622)
Changes in scope of consolidation		—		—

Ending	￦	404,774	￦	380,953

1	The amounts before adjustments of deferred income tax directly reflected in equity and allocation to the non-controlling interest.

The maximum exposure of debt securities of available-for-sale financial assets to credit risk is carrying amount as of December 31, 2017.

Available-for-sale financial assets are measured at fair value. However, non-marketable equity securities that do not have quoted market prices in an active market and the fair value of which cannot be reliably measured are recognized at cost and the impairment loss is recognized if any.

Investment in Korea Software Financial Cooperative amounting to ￦1,000 million is provided as collateral as consideration for payment guarantees provided by Korea Software Financial Cooperative (Note 19).